Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 10
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Subsequent Events
The Company has evaluated subsequent events and transactions that occurred up to the date the unaudited condensed consolidated financial statements were issued. Based upon this review, except for as noted below, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.
Proposed Business Combination
On October 3, 2022, the Company entered into a Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”), by and among the Company, Movella Inc., a Delaware corporation (“Movella”, and Motion Merger Sub, Inc., a Delaware corporation and a direct wholly owned subsidiary of the Company (“Merger Sub”). The Business Combination Agreement and the transactions contemplated thereby (collectively, the “Proposed Business Combination”) were approved by the boards of directors of each of the Company, Movella and Merger Sub and the company in its capacity as the sole shareholder of Merger sub.
In accordance with the terms and subject to the conditions of the Business Combinations Agreement, among other things, (i) the Company will change its jurisdiction of incorporation by deregistering as Cayman Islands exempted company and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware (the “Domestication”), upon which the Company will change its name to “Movella Holdings Inc.” (“New Movella”) and (ii) on the closing date, after the domestication, Merger Sub will merge with and into Movella (the “Merger”), with Movella as the surviving company in the Merger and, after giving effect to the Merger, Movella will be a wholly owned subsidiary of New Movella (the time that the Merger becomes effective being referred to as the “Effective Time”).
In connection with the Domestication, on the closing date prior to the Effective Time: (i) each issued and outstanding Class A ordinary share of the Company and each issued and outstanding Class B ordinary share of the Company will be converted into one share of common stock, par value $0.00001 per share, of New Movella (the “New Movella Common Stock”); (ii) each issued and outstanding whole warrant to purchase Class A ordinary shares of the Company will automatically represent the right to purchase one share of New Movella Common stock at an exercise price of $11.50 per share on the terms and conditions set forth in the Company warrant agreement; (iii) the governing documents of the Company will be amended and restated and become the certificate of incorporation and the bylaws of New Movella; and (iv) the Company’s name will change to “Movella Holdings Inc.” In connection with clauses (i) and (ii) of this paragraph, each issued and outstanding unit of the Company that has not been previously separated into the underlyingly Class A ordinary shares and the underlying warrants of the Company prior to the Domestication will be cancelled and will entitle the holder thereof to one share of New Movella Common Stock and one-fifth
of one warrant representing the right to purchase one share of New Movella Common Stock at an exercise price of $11.50 per share on the terms and subject to the conditions set forth in the Company warrant agreement.
In accordance with the terms and subject to the conditions of the Business Combination Agreement, at the Effective Time, each share of Movella Common Stock outstanding as of immediately prior to the Effective Time (other than any shares held by dissenting holders of shares of Movella Common Stock who demand appraisal of such shares and comply with section 262 of the General Corporation Law of the State of Delaware) will be exchanged for shares of New Movella Common Stock and each outstanding Movella option to purchase a share of Movella Common Stock (a “Movella Option”) (whether vested or unvested) will be cancelled and extinguished in exchange for an option to purchase New Movella Stock (on an as-converted
basis) in each case, under the Movella Holdings Inc. 2022 Stock Incentive Plan, which remains subject to approval of the Company’s shareholders at the extraordinary general meeting, and subject to the same terms and conditions as applied to the Movella Option immediately prior to the Effective time (other than those rendered inoperative by the transactions contemplated by the Business Combination Agreement), with the new number of options and exercise price as set forth therein, and based on an implied Movella pre-transaction
equity value of $375 million, subject to certain adjustments.
In connection with the Business Combination Agreement, the Company, Merger Sub and Movella entered into a debt commitment letter, dated as of October 3, 2022 (the Commitment Letter”), with FP Credit Partners, L.P., an affiliate of Francisco Partners (FP Credit Partners, L.P. and/or its managed funds, affiliates, financing parties or investment vehicles, collectively, “FP”), pursuant to which FP has committed to provide $75 million of financing to support the Business Combination. Under the terms of the Commitment Letter, FP has committed (i) to provide a senior secured note facility in the aggregate principal amount of $25 million (the
“Pre-Close
Facility”) prior to the closing of the Business Combination (the “Closing”), (ii) to launch a tender offer for the purchase of up to $75 million of the Company’s Class A ordinary shares (the “Tender Offer”), and (iii) to the extent the total amount tendered and actually purchased upon expiration of the Tender Offer is less than $75 million, to purchase from the Company an amount of New Movella Common Stock equal to the difference between $75 million and the amount of the Company’s Class A ordinary shares purchased by FP in the Tender Offer (the “FP Private Placement”), which would occur substantially concurrently with the Merger (and, for the avoidance of doubt, after the Domestication). The ordinary shares purchased in the Tender offer and the FP Private Placement are collectively referred to herein as the “FP Shares”. In exchange for the entry into a non-redemption
agreement for the FP Share, Movella will issue to FP at the Closing a
5-year
$75 million venture-linked secured note (the “VLN Facility”) which shall be used to, among other things, refinance the
Pre-Close
Facility in its entirety. The
Pre-Close
Facility and the VLN Facility shall be documented under a note purchase agreement and related definitive documents. Pursuant to the VLN Facility, New Movella will have the right, subject to certain exceptions, to cause FP to sell all or a portion of the FP Shares at any time at its sole discretion over the life of the VLN Facility, and a percentage of the proceeds (which percentage is a function of when proceeds are generated, Based on a predetermined schedule with a sliding scale) of any such sale shall be applied as a credit against the scheduled contractual return of the VLN Facility upon a repayment or refinancing event. The VLN Facility will mature five years after the date of the Merger; provided that if the Merger has not occurred by the earlier of (i) the termination of the Business Combination Agreement and (ii) April 30, 2023, then the
Pre-Close
Facility shall mature three years after the execution date of the note purchase agreement. The Commitment Letter also contemplates the issuance of 1.0 million shares of common stock by New Movella to FP at the Effective Time, subject to and conditioned upon the Merger occurring and the full deemed funding of the VLN Facility.
For additional information regarding the Business Combination Agreement, see the Company’s Current Report on Form
8-K
filed with the SEC on October 4, 2022.
On October 12, 2022, the underwriter, RBC Capital Markets, LLC irrevocably waived its rights to the deferred underwriting commissions due under the underwriting agreement consummated in connection with the Initial Public Offering.
On October 29, 2022, Stifel, Nicolaus & Company, Inc. irrevocably waived its right to the deferred underwriting commission due under the underwriting agreement consummated in connection with the Initial Public Offering.
Promissory Note
On October 3, 2022, the Company amended and restated the Promissory Note issued to the Sponsor to allow for an increase in available borrowing from time to time of an additional

$500,000, for an aggregate principal amount of up to $1,250,000. The Promissory Note was issued to allow for borrowing from time to time by the Company for working capital expenses. The promissory Note (i) bears no interest, (ii) is due and payable upon the earlier of (a) February 19, 2023 and (b) the date that the Company consummated an initial business combination and (iii) may be prepaid at any time. As of September 30, 2022 and December 31, 2021, the Company had borrowed $750,000 and $250,000 in loans under the Promissory Note, respectively.

Note 11 — Subsequent Events
The Company has evaluated subsequent events and transactions that occurred after the balance sheet date and up to the date consolidated financial statements were available to be issued. Based upon this review, except as noted in Note 1, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.
In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy are not determinable as of the date of these financial statements. The specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these financial statements.